CONSOLIDATED STATEMENTS OF EQUITY $ in Thousands	Common stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit Unrestricted CNY (¥)	Accumulated Deficit Unrestricted USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Treasury Stock CNY (¥)	Treasury Stock USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Sep. 30, 2019		¥ 494,098,000.00		¥ (473,843,000.00)		¥ (23,776,000.00)		¥ (19,163,000.00)		¥ 7,209,000.00		¥ (15,475,000.00)
Beginning balance (in shares) at Sep. 30, 2019 | shares	4,801,724.00
Net loss for the year				(85,261,000)						(17,581,000)		(102,842,000)
Capital contribution										2,100,000		2,100,000
Share-based compensation expense	¥ 350,000	4,354,000						8,807,000				13,161,000
Issuance of common shares		16,223,000										16,223,000
Issuance of common shares (in shares) | shares	280,000
Translation adjustments						1,371,000						1,371,000
Ending balance at Sep. 30, 2020		514,675,000		(559,104,000)		(22,405,000)		(10,356,000)		(8,272,000)		(85,462,000)
Ending balance (in shares) at Sep. 30, 2020 | shares	5,431,724
Net loss for the year				(91,529,000)						(35,552,000)		(127,081,000)
Exercise of share option		745,000										745,000
Exercise of share option (in shares) | shares	21,930
Share-based compensation expense		6,729,000						4,223,000				10,952,000
Business disposal										(1,102,000)		(1,102,000)
Issuance of common shares		17,166,000										17,166,000
Issuance of common shares (in shares) | shares	319,440
Translation adjustments						(816,000)						(816,000)
Ending balance at Sep. 30, 2021		539,315,000		(650,633,000)		(23,221,000)		(6,133,000)		(44,926,000)		(185,598,000)
Ending balance (in shares) at Sep. 30, 2021 | shares	5,773,094
Net loss for the year												2,300,000	$ 328
Exercise of share option		566,000										566,000
Exercise of share option (in shares) | shares	16,510
Share-based compensation expense		1,038,000										1,038,000
Business disposal										(2,434,000)		(2,434,000)
Issuance of common shares		11,014,000										11,014,000
Issuance of common shares (in shares) | shares	201,000
Translation adjustments				447,000								447,000	63
Ending balance at Sep. 30, 2022		¥ 551,933,000	$ 77,739	¥ (656,898,000)	$ (92,523)	¥ (22,774,000)	$ (3,208)	¥ (6,133,000)	$ (864)	¥ (38,770,000)	$ (5,461)	¥ (172,642,000)	$ (24,317)
Ending balance (in shares) at Sep. 30, 2022 | shares	5,843,094